Research Expenses - Schedule of Research Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Research Expenses [Abstract]
Product research and development expenses	$ 384,727	$ 314,472